Earnings Per Share - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Numerator for earnings per share calculation
Net income (loss)	$ (5,024)	$ 17,672	$ 18,761	$ 61,674	$ 45,963	$ 70,794
Less: Income attributable to redeemable noncontrolling interests	$ (3,010)	9,341	11,084	35,045	27,368	$ 42,117
Basic EPS
Effect of RSUs	0					28,228
Subsidiaries [Member]
Numerator for earnings per share calculation
Net income (loss)		16,018	18,747	84,616	45,945	$ 70,779		$ (19,129)		$ (774,185)
Less: Income attributable to redeemable noncontrolling interests	$ (3,010)	9,341	11,084	35,045	27,368	(42,117)
Foreign currency translation adjustment attributable to redeemable noncontrolling interests		$ 6,511	$ 7,663	$ 49,405	$ 18,577	$ 28,662		$ (2,461)		$ 0
Denominator for earnings per share calculation
Weighted average Class A common stock outstanding-basic		96,407,327	81,996,447	86,403,617	80,145,329	80,257,247	[1]	77,498,775	[1]
Weighted Average Number of Shares Outstanding, Diluted		96,862,899	82,023,463	196,307,731	198,709,769	198,744,381	[1]	77,498,775	[1]
Basic EPS
Net income attributable to Class A Common Stockholders—basic	$ (6,293)					$ 70,779
Effect of Noncontrolling Interests	0	0	0	109,514,286	118,200,000	42,056
Effect of RSUs	0	15	1	68	0	6
Net income per Class A common stock-basic		$ 0.07	$ (0.09)	$ 0.57	$ 0.23	$ 0.36	[1]	$ (0.04)	[1]
Effect of Dilutive Hoya Intermediate Warrants, Basic	(123)					0
Diluted EPS
Effect of dilutive Noncontrolling Interests	0	0	0	33,874	27,368	118,200,000
Effect of Exercise Warrants	0	0	0	0	345,208	258,906
Effect of Exercise Warrants	0	0	0	0	0	55
Net income per Class A common stock-diluted		$ 0.07	$ (0.09)	$ 0.43	$ 0.23	$ 0.36	[1]	(0.04)	[1]
Effect of RSUs		455,572	27,016	389,828	19,232
Common Class A [Member] | Subsidiaries [Member]
Numerator for earnings per share calculation
Foreign currency translation adjustment attributable to redeemable noncontrolling interests	$ (3,406)	$ 6,692	$ 7,664	$ 83,513	$ 45,945	$ (70,779)
Denominator for earnings per share calculation
Weighted average Class A common stock outstanding-basic	77,498,775	96,407,327	81,996,447	86,403,617	80,145,329	80,257,247
Weighted Average Number of Shares Outstanding, Diluted	77,498,775	96,862,899	82,023,463	196,307,731	198,709,769	198,744,381
Basic EPS
Net income attributable to Class A Common Stockholders—basic	$ (3,283)	$ 6,677	$ 7,663	$ 49,571	$ 18,577	$ 28,662
Net income per Class A common stock-basic		$ 0.07	$ 0.09	$ 0.57	$ 0.23	$ 0.36		(0.04)
Diluted EPS
Net income per Class A common stock-diluted		$ 0.07	$ 0.09	$ 0.43	$ 0.23	$ 0.36		$ (0.04)

[1]	There were no shares of Class A Common Stock outstanding prior to October 18, 2021. Therefore, no income (loss) per share information has been presented for any period prior to that date.